INCOME TAXES (Details 1)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
GOING CONCERN
Statutory federal income tax rate	(21.00%)	(21.00%)
State income taxes, net of federal benefits	0.10%	(1.10%)
Non-deductible items	14.00%	6.60%
True ups	(5.10%)
Change in valuation allowance	12.00%	15.50%